GOF P11 0916

SUPPLEMENT DATED SEPTEMBER 26, 2016

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF

EACH OF THE LISTED FUNDS

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

Templeton Global Investment Trust

Templeton Emerging Markets Balanced Fund

Templeton Global Balanced Fund

The Prospectus is amended as follows:

I.                    Effective December 31, 2016, as approved by the board of trustees at a meeting held on July 13, 2016, each of the Funds’ fiscal year ends will be changed to December 31.  As a result, each Fund will experience a shortened fiscal year covering the transitional period between the Fund’s current fiscal year end and December 31, 2016.

II.                  Effective December 31, 2016, Templeton Global Bond Fund, which has historically sought to pay a level distribution amount from net investment income on a monthly basis, will implement a variable pay distribution policy.  The Fund will continue to seek to pay any distributions from net investment income on a monthly basis.  Capital gains, if any, may be paid at least annually. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions.

Please keep this supplement with your Prospectus for future reference.

GOF SA12 10/16

SUPPLEMENT DATED SEPTEMBER 26, 2016

TO THE CURRENTLY EFFECTIVE

STATEMENT OF ADDITIONAL INFORMATION

OF

EACH OF THE LISTED FUNDS

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

Templeton Global Investment Trust

Templeton Emerging Markets Balanced Fund

Templeton Global Balanced Fund

The Statement of Additional Information is amended as follows:

I.                    Effective December 31, 2016, as approved by the board of trustees at a meeting held on July 13, 2016, each of the Funds’ fiscal year ends will be changed to December 31.  As a result, each Fund will experience a shortened fiscal year covering the transitional period between the Fund’s current fiscal year end and December 31, 2016.

II.                  Effective December 31, 2016, Templeton Global Bond Fund, which has historically sought to pay a level distribution amount from net investment income on a monthly basis, will implement a variable pay distribution policy.  The Fund will continue to seek to pay any distributions from net investment income on a monthly basis.  Capital gains, if any, may be paid at least annually. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions.

Please keep this supplement with your Statement of Additional Information for future reference.